Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 212,760	$ 68,707
Short term investments	85,295	201,565
Prepaid expenses and other receivables	5,100	3,108
Finance lease receivable-current	4,294	3,921
Assets held for sale	22,881	45,423
Current assets of discontinued operations	630	124,783
Total current assets	330,960	447,507
Property, plant and equipment, net	25,945	30,867
Finance lease receivable-non current	1,048	4,987
Land use rights	9,645	10,951
Other assets	155	107
Total assets	367,753	494,419
Current liabilities:
Short term bank borrowing	40,000
Accrued expenses and other payables	7,219	995
Dividend payable	3,409	3,622
Current liabilities of discontinued operations	173	126,412
Total current liabilities	50,801	131,029
Commitments and contingencies (Note 15)
Equity:
Common shares ($0.01 par value-authorized 200,000,000 shares, issued and outstanding 45,272,735 and 42,618,322 shares as at December 31, 2013 and 2014, respectively)	426	453
Additional paid-in capital	274,276	291,731
Retained earnings	42,258	71,214
Accumulated other comprehensive loss	(8)	(8)
Total shareholders' equity	316,952	363,390
Total liabilities and equity	$ 367,753	$ 494,419